Issued Capital - Details of Share Options That Were Issued to KMPs (Details) - Share Options - Key Management Personnel	Jul. 15, 2022 shares
Mr Adrian Hinton
Disclosure of classes of share capital [line items]
Share options issued	2,000,000
Mr Connor Bernstein
Disclosure of classes of share capital [line items]
Share options issued	3,500,000
Ms Liz Doolin
Disclosure of classes of share capital [line items]
Share options issued	2,000,000